Bank Owned Life Insurance and Annuities (Tables)	12 Months Ended
Dec. 31, 2018
Bank Owned Life Insurance and Annuities [Abstract]
Summary of Changes in Cash Value of BOLI and Annuities

Changes in cash value of BOLI and annuities in 2018 and 2017 are shown below:

(Dollars in thousands)	Life	Deferred
	Insurance	Annuities	Total
Balance as of January 1, 2017	$14,198	433	$14,631
Earnings	285	16	301
Premiums on existing policies	27	13	40
Balance as of December 31, 2017	14,510	462	14,972
Earnings	277	18	295
Premiums on existing policies	25	13	38
Annuity payments received	1	-	1
BOLI acquired through acquisition	632	-	632
Balance as of December 31, 2018	$15,445	$493	$15,938